SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of share capital

	2016		2015		2014
Authorized unlimited number of common shares Issued: (thousands)	Shares	Amount	Shares	Amount	Shares	Amount
Balance, beginning of year	206,539	$3,133,524	205,732	$3,120,002	202,758	$3,061,839
Issued for cash:
Public offering	33,350	230,115	—	—	—	—
Share issue costs (net of tax of $2,621)	—	(7,084)	—	—	—	—
Stock Option Plan	—	—	234	3,205	1,944	31,350
Non-cash:
Share-based compensation - settled	594	9,407	573	10,050	—	—
Stock Option Plan - exercised	—	—	—	267	—	4,978
Stock Dividend Plan(1)	—	—	—	—	1,030	21,835
Balance, end of year	240,483	$3,365,962	206,539	$3,133,524	205,732	$3,120,002
(1)	Effective with the October 2014 dividend, Enerplus suspended the Stock Dividend Plan.

Schedule of dividends

($ thousands)	2016	2015	2014
Cash dividends	$35,439	$131,955	$199,263
Stock dividends(1)	—	—	21,835
Dividends to shareholders	$35,439	$131,955	$221,098

(1)Effective with the October 2014 dividend, Enerplus suspended the Stock Dividend Plan.

Summary of share-based compensation expense which is included in General and Administrative expense on the Consolidated Income Statements

($ thousands)	2016	2015	2014
Cash:
Long-term incentive plans (recovery)/expense	$3,114	$874	$(1,220)
Non-Cash:
Long-term incentive plans expense	26,951	18,878	9,349
Stock option plan expense	63	709	4,137
Equity swap (gain)/loss	(3,582)	2,097	9,282
Share-based compensation expense	$26,546	$22,558	$21,548

Schedule of PSU, RSU and DSU activity

For the year ended December 31, 2016	Cash-settled LTI Plans		Equity-settled LTI Plans
(thousands of units)	RSU	DSU	PSU	RSU	Total
Balance, beginning of year	92	166	1,222	1,627	3,107
Granted	—	140	1,433	2,007	3,580
Vested	(89)	—	—	(594)	(683)
Forfeited	(3)	—	(590)	(342)	(935)
Balance, end of year	—	306	2,065	2,698	5,069

Schedule of the stock option plan activity for the period

	Number of Options	Weighted Average
Year ended December 31, 2016	(thousands)	Exercise Price
Options outstanding, beginning of year	7,580	$18.49
Forfeited	(1,680)	19.33
Options outstanding and exercisable, end of year	5,900	$18.29

Schedule of net income/(loss) per share

(thousands, except per share amounts)	2016	2015	2014
Net income/(loss)	$397,416	$(1,523,403)	$299,076

Weighted average shares outstanding - Basic	226,530	206,205	204,510
Dilutive impact of share-based compensation(1)	4,763	—	2,914
Weighted average shares outstanding - Diluted	231,293	206,205	207,424
Net income/(loss) per share
Basic	$1.75	$(7.39)	$1.46
Diluted	$1.72	$(7.39)	$1.44

(1)  For the year ended December 31, 2015, the impact of share-based compensation was anti‑dilutive as a conversion to shares would not increase the loss per share.

Long-term incentive plans (recovery)/expense
Schedule of PSU, RSU and DSU activity

At December 31, 2016 ($ thousands, except for years)	PSU(1)	RSU	Total

Cumulative recognized share-based compensation expense	$22,739	$15,290	$38,029
Unrecognized share-based compensation expense	13,220	5,330	18,550
Fair value	$35,959	$20,620	$56,579
Weighted-average remaining contractual term (years)	1.6	1.3

(1)Includes estimated performance multipliers.